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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Good Harbor Financial, LLC
Address:  155 North Wacker Drive, Suite 850
          Chicago, IL 60606

Form 13F File Number: 28-14913

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Cami Kirschner
Title: Chief Compliance Officer
Phone: 312-224-8150

Signature, Place, and Date of Signing:

   /s/ Cami Kirschner             Chicago, IL               May 15, 2013
-------------------------  -------------------------  ------------------------
       [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                   Name
28- N/A                                N/A
[Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                          1
Form 13F Information Table Entry Total:                    32
Form 13F Information Table Value Total:             3,215,160
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.  Form 13F File Number  Name
1    28-                   Cedar Capital, LLC

[Repeat as necessary.]

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                          FORM 13F INFORMATION TABLE

           COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------  ----------------- --------- -------- ------------------- ---------- -------- ----------------
                                     TITLE OF                 VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGER  SOLE SHARED NONE
-------------------------------  ----------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
ARENA PHARMACEUTICALS INC        COM               040047102     135      16,500 SH        Defined      1     Sole
BARCLAYS BK PLC                  IPATH DYNM VIX    06741L609     344       8,369 SH        Defined      1     Sole
DIREXION SHS ETF TR              DLY SMCAP BULL3X  25459W847     367       4,127 SH        Defined      1     Sole
DIREXION SHS ETF TR              DRX S&P500BULL    25459W862     370       3,181 SH        Defined      1     Sole
ENERPLUS CORP                    COM               292766102     494      33,803 SH        Defined      1     Sole
GLOBAL X FDS                     GLB X PERMETF     37950E358     348      13,871 SH        Defined      1     Sole
GRAMERCY CAPITAL CORP            COM               384871109     528     101,426 SH        Defined      1     Sole
HOSPITALITY PROPERTIES TRUST C   COM SH BEN INT    44106M102     490      17,861 SH        Defined      1     Sole
ISHARES TR                       CORE S&P500 ETF   464287200 972,993   6,183,231 SH        Defined      1     Sole
ISHARES TR                       MSCI EAFE INDEX   464287465   3,307      56,065 SH        Defined      1     Sole
ISHARES TR                       MSCI EMERG MKT    464287234   3,230      75,510 SH        Defined      1     Sole
ISHARES TR                       RUSSELL 2000      464287655 972,127  10,294,689 SH        Defined      1     Sole
ISHARES TR                       S&P EURO PLUS     464287861   3,275      82,479 SH        Defined      1     Sole
ISHARES TR                       S&P NTL AMTFREE   464288414     513       4,660 SH        Defined      1     Sole
LAS VEGAS SANDS CORP             COM               517834107     282       5,000 SH        Defined      1     Sole
LINNCO LLC                       COMSHS LTD INT    535782106     606      15,514 SH        Defined      1     Sole
NORTHERN TR CORP COM             COM               665859104   1,654      30,322 SH        Defined      1     Sole
OMEGA HEALTHCARE INVS INC        COM               681936100     310      10,213 SH        Defined      1     Sole
PENGROWTH ENERGY CORP            COM               70706P104     546     107,091 SH        Defined      1     Sole
PENN WEST PETE LTD               COM               707887105     466      43,267 SH        Defined      1     Sole
POWERSHARES ETF TR II            S&P500 LOW VOL    73937B779     727      23,392 SH        Defined      1     Sole
POWERSHARES QQQ ETF              UNIT SER 1        73935A104     889      12,892 SH        Defined      1     Sole
PRECISION DRILLING CORP          COM 2010          74022D308     303      32,866 SH        Defined      1     Sole
PROSHARES TR                     ULTR RUSSL2000    74347X799     368       3,687 SH        Defined      1     Sole
PROSHARES TR                     ULTRPRO S&P500    74347X864     370       3,163 SH        Defined      1     Sole
PROSHARES TR                     PSHS ULTRUSS2000  74347R842 628,068  10,984,049 SH        Defined      1     Sole
PROSHARES TR                     PSHS ULT S&P 500  74347R107 619,707   8,491,467 SH        Defined      1     Sole
REALTY INCOME CORP               COM               756109104     441       9,716 SH        Defined      1     Sole
SCHLUMBERGER LTD                 COM               806857108     272       3,631 SH        Defined      1     Sole
TORTOISE ENERGY INFRSTRCTR CP    COM               89147L100     875      17,710 SH        Defined      1     Sole
VALE S A                         ADR               91912E105     420      24,279 SH        Defined      1     Sole
VANGUARD BD INDEX FD             TOTAL BND MRKT    921937835     335       4,000 SH        Defined      1     Sole

[Repeat as Necessary]